Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales	$ 11,944	$ 12,634	$ 12,789	$ 12,237	$ 12,061	$ 10,991	$ 10,554	$ 10,124	$ 49,604	$ 43,730	$ 36,264
Cost of sales	10,098	10,456	10,540	9,980	10,322	8,979	8,703	8,346	41,074	36,350	30,053
Research and development expenses									800	803	746
Selling, general and administrative expenses									1,782	1,795	1,800
Amortization of intangibles									469	400	316
Restructuring, goodwill impairment and asset related charges - net	46	48	40	87	2,634	117	(12)	0	221	2,739	579
Integration and separation costs	380	313	262	224	263	290	136	109	1,179	798	349
Asbestos-related charge									0	0	1,113
Equity in earnings of nonconsolidated affiliates									555	394	187
Sundry income (expense) - net									96	(154)	517
Interest income									82	66	75
Interest expense and amortization of debt discount									1,063	914	827
Income from continuing operations before income taxes									3,749	237	1,260
Provision (credit) for income taxes on continuing operations									809	1,524	(218)
Income (loss) from continuing operations, net of tax	491	714	810	925	(3,218)	505	812	614	2,940	(1,287)	1,478
Income from discontinued operations, net of tax	432	335	554	514	737	296	548	301	1,835	1,882	2,926
Net income	923	1,049	1,364	1,439	(2,481)	801	1,360	915	4,775	595	4,404
Net income attributable to noncontrolling interests									134	130	86
Net income attributable to Dow Inc.									4,641	465	4,318
Preferred stock dividends									0	0	340
Net income available for Dow Inc. common stockholders	$ 891	$ 1,013	$ 1,333	$ 1,404	$ (2,524)	$ 779	$ 1,322	$ 888	$ 4,641	$ 465	$ 3,978
Earnings (loss) per common share from continuing operations - basic	$ 0.63	$ 0.91	$ 1.05	$ 1.21	$ (4.36)	$ 0.64	$ 1.04	$ 0.81	$ 3.80	$ (1.88)	$ 1.57
Earnings per common share from discontinued operations - basic									2.41	2.48	4.23
Earnings per common share - basic									6.21	0.60	5.80
Earnings (loss) per common share from continuing operations - diluted	$ 0.63	$ 0.91	$ 1.05	$ 1.21	$ (4.36)	$ 0.64	$ 1.03	$ 0.80	3.80	(1.88)	1.55
Earnings per common share from discontinued operations - diluted									2.41	2.48	4.18
Earnings per common share - diluted									$ 6.21	$ 0.60	$ 5.73
Weighted-average common shares outstanding - basic									747.2	744.8	681.6
Weighted-average common shares outstanding - diluted									747.2	744.8	690.9